Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GALLERY TRUST
Entity Central Index Key	0001651872
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000204585
Shareholder Report [Line Items]
Fund Name	Mondrian Emerging Markets Value Equity Fund
Class Name	Institutional Shares
Trading Symbol	MPEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the Mondrian Emerging Markets Value Equity Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mondrian.com/mutualfunds/emerging-markets-value-equity-fund/. You can also request this information by contacting us at 888-832-4386.
Additional Information Phone Number	888-832-4386
Additional Information Website	https://www.mondrian.com/mutualfunds/emerging-markets-value-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mondrian Emerging Markets Value Equity Fund, Institutional Shares	$46	0.92%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
AssetsNet	$ 19,719,247
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 27,774
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$19,719,247	59	$27,774	24%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	8.1%
Finland	1.6%
Philippines	1.7%
Malaysia	1.9%
United Arab Emirates	3.3%
Saudi Arabia	4.3%
Indonesia	4.4%
Mexico	5.2%
Brazil	8.1%
India	10.7%
Taiwan	11.3%
South Korea	11.6%
China	27.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing Co Ltd	8.2%
Alibaba Group Holding Ltd	4.6%
HDFC Bank Ltd	3.4%
Axis Bank Ltd	3.2%
Tencent Holdings Ltd	3.2%
Samsung Electronics Co Ltd, Preference	3.0%
Shinhan Financial Group Co Ltd	2.9%
Bank Rakyat Indonesia Persero Tbk PT	2.5%
Indus Towers Ltd	2.3%
Grupo Financiero Banorte SAB de CV Sponsored, Cl O	2.1%

Updated Prospectus Phone Number	888-832-4386
Updated Prospectus Web Address	https://www.mondrian.com/mutualfunds/emerging-markets-value-equity-fund/
C000220240
Shareholder Report [Line Items]
Fund Name	Mondrian Global Equity Value Fund
Class Name	Institutional Shares
Trading Symbol	MPGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the Mondrian Global Equity Value Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mondrian.com/mutualfunds/global-equity-value-fund/. You can also request this information by contacting us at 888-832-4386.
Additional Information Phone Number	888-832-4386
Additional Information Website	https://www.mondrian.com/mutualfunds/global-equity-value-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mondrian Global Equity Value Fund, Institutional Shares	$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
AssetsNet	$ 279,103,088
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 700,717
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$279,103,088	57	$700,717	19%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	6.1%
Australia	1.2%
Switzerland	1.8%
Netherlands	1.8%
Germany	2.1%
South Korea	2.2%
Sweden	2.4%
China	2.9%
Italy	4.5%
United Kingdom	8.0%
France	9.7%
Japan	11.3%
United States	44.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
British American Tobacco PLC	3.0%
Sony Corp Group	3.0%
Enel SpA	2.8%
Lloyds Banking Group PLC	2.7%
Charles Schwab Corp	2.7%
Vinci SA	2.6%
Wells Fargo & Co	2.6%
L3Harris Technologies Inc	2.4%
Autoliv	2.4%
Sysco	2.4%

Updated Prospectus Phone Number	888-832-4386
Updated Prospectus Web Address	https://www.mondrian.com/mutualfunds/global-equity-value-fund/
C000206727
Shareholder Report [Line Items]
Fund Name	Mondrian Global Listed Infrastructure Fund
Class Name	Institutional Shares
Trading Symbol	MGIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the Mondrian Global Listed Infrastructure Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mondrian.com/mutualfunds/global-listed-infrastructure-fund/. You can also request this information by contacting us at 888-832-4386.
Additional Information Phone Number	888-832-4386
Additional Information Website	https://www.mondrian.com/mutualfunds/global-listed-infrastructure-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mondrian Global Listed Infrastructure Fund, Institutional Shares	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
AssetsNet	$ 2,074,878
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,074,878	27	$-	9%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	2.9%
Germany	3.1%
Mexico	3.3%
Malaysia	3.4%
Chile	3.4%
Portugal	4.0%
United Kingdom	4.5%
Canada	7.1%
China	7.2%
Spain	8.1%
Italy	11.9%
France	14.1%
United States	26.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Eiffage SA	4.8%
Vinci SA	4.6%
Enel SpA	4.6%
Veolia Environnement SA	4.6%
SSE PLC	4.5%
American Tower REIT	4.3%
Cellnex Telecom	4.3%
Enav SpA	4.3%
South Bow, Cl W	4.3%
Prologis Inc	4.3%

Updated Prospectus Phone Number	888-832-4386
Updated Prospectus Web Address	https://www.mondrian.com/mutualfunds/global-listed-infrastructure-fund/
C000162391
Shareholder Report [Line Items]
Fund Name	Mondrian International Value Equity Fund
Class Name	Institutional Shares
Trading Symbol	MPIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the Mondrian International Value Equity Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mondrian.com/mutualfunds/international-value-equity-fund/. You can also request this information by contacting us at 888-832-4386.
Additional Information Phone Number	888-832-4386
Additional Information Website	https://www.mondrian.com/mutualfunds/international-value-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mondrian International Value Equity Fund, Institutional Shares	$39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
AssetsNet	$ 973,056,876
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 2,551,472
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$973,056,876	51	$2,551,472	20%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Australia	1.2%
Austria	1.5%
Netherlands	1.8%
Spain	3.3%
Singapore	3.9%
Switzerland	4.4%
Hong Kong	4.8%
Italy	7.0%
Germany	9.5%
France	14.4%
United Kingdom	22.6%
Japan	24.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Lloyds Banking Group PLC	3.6%
Allianz SE	3.5%
Sony Corp Group	3.4%
Banco Santander SA	3.4%
Enel SpA	3.3%
Nestle SA	3.2%
SSE PLC	3.2%
Fujitsu Ltd	3.1%
GSK PLC	3.0%
Snam SpA	3.0%

Updated Prospectus Phone Number	888-832-4386
Updated Prospectus Web Address	https://www.mondrian.com/mutualfunds/international-value-equity-fund/